Other assets	12 Months Ended
Dec. 31, 2024
Other Assets1 [Abstract]
Other assets	Other assets

	December 31, 2024	December 31, 2023
Prepayments	28,129,030	26,852,512
Advances to suppliers of goods	17,336,437	14,377,596
Tax advances	15,172,745	16,439,668
Other miscellaneous assets	13,619,468	2,501,553
Advances to personnel	10,976,759	18,525,667
Foreclosed assets	162,765	172,123
Others	2,787,333	17,146,132
TOTAL	88,184,537	96,015,251